Cambria Global Real Estate ETF
Schedule of Investments
January 31, 2026 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 93.0%	Shares	Value
Australia - 1.1%
Charter Hall Long Wale REIT	203,371	$552,308

Belgium - 2.6%
Cofinimmo SA	6,604	685,739
Retail Estates NV	7,503	575,423
		1,261,162

Canada - 2.8%
CT Real Estate Investment Trust	50,365	603,648
Granite Real Estate Investment Trust	11,502	742,078
		1,345,726

France - 2.5%
ICADE	24,750	608,460
Klepierre SA	15,281	587,598
		1,196,058

Hong Kong - 3.7%
Fortune Real Estate Investment Trust	1,012,941	658,689
Link REIT	113,098	520,024
Sunlight Real Estate Investment Trust	2,092,651	645,574
		1,824,287

Italy - 1.4%
Immobiliare Grande Distribuzione SIIQ SpA	161,689	684,221

Japan - 5.7%
AEON REIT Investment Corp.	671	580,123
Global One Real Estate Investment Corp.	605	533,616
Hankyu Hanshin REIT, Inc.	520	551,383
Ichigo Hotel REIT Investment Corp.	666	528,462
Tokyu REIT, Inc.	446	597,702
		2,791,286

Mexico - 1.5%
Fibra MTY SAPI de CV	830,165	706,847

Netherlands - 2.4%
NSI NV	20,790	456,398
Wereldhave NV	28,614	707,184
		1,163,582

Singapore - 1.3%
Sasseur Real Estate Investment Trust	1,177,054	633,820

South Africa - 3.4%
Hyprop Investments Ltd.	230,096	811,915
Vukile Property Fund Ltd.	562,329	863,314
		1,675,229

Turkey - 9.2%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,154,972	677,255
Kizilbuk Gayrimenkul Yatirim Ortakligi AS (a)	2,061,771	667,550
Reysas Gayrimenkul Yatirim Ortakligi AS (a)	1,419,664	921,915
Sinpas Gayrimenkul Yatirim Ortakligi AS (a)	5,452,176	660,725
Torunlar Gayrimenkul Yatirim Ortakligi AS	357,043	685,974
Yeni Gimat Gayrimenkul Ortakligi AS	276,589	887,893
		4,501,312

United Kingdom - 1.2%
Target Healthcare REIT PLC	424,123	602,400

United States - 54.2% (b)
Agree Realty Corp.	8,158	589,252
Alpine Income Property Trust, Inc.	38,818	683,973
American Healthcare REIT, Inc.	14,071	660,071
American Homes 4 Rent - Class A	16,602	519,975
AvalonBay Communities, Inc.	2,932	520,928
Brandywine Realty Trust	135,327	382,975
Brixmor Property Group, Inc.	23,492	629,351
Broadstone Net Lease, Inc.	37,163	687,887
BXP, Inc.	8,516	550,730
Camden Property Trust	5,156	562,262
CareTrust REIT, Inc.	20,517	766,105
Chatham Lodging Trust	88,018	625,808
COPT Defense Properties	21,584	665,003
Cousins Properties, Inc.	19,752	498,540
DiamondRock Hospitality Co.	73,937	678,742
Douglas Emmett, Inc.	40,337	425,959
EastGroup Properties, Inc.	3,540	643,006
EPR Properties	10,586	574,185
Essential Properties Realty Trust, Inc.	18,588	564,332
Four Corners Property Trust, Inc.	22,029	543,015
Franklin Street Properties Corp.	348,486	292,728
Gladstone Commercial Corp.	41,424	482,590
Highwoods Properties, Inc.	18,839	486,988
Innovative Industrial Properties, Inc.	10,500	507,360
Kilroy Realty Corp.	16,849	580,953
LTC Properties, Inc.	16,894	616,124
LXP Industrial Trust	14,419	714,461
Mid-America Apartment Communities, Inc.	4,037	542,169
National Health Investors, Inc.	8,301	681,678
NETSTREIT Corp.	33,031	622,304
NNN REIT, Inc.	14,049	585,422
Omega Healthcare Investors, Inc.	16,154	708,837
Orion Properties, Inc.	322,660	719,532
Piedmont Realty Trust, Inc. - Class A	78,591	661,736
Regency Centers Corp.	8,533	621,800
Rexford Industrial Realty, Inc.	16,509	669,110
Sabra Health Care REIT, Inc.	32,653	611,591
Sila Realty Trust, Inc.	24,621	599,521
SITE Centers Corp.	49,642	303,809
Sun Communities, Inc.	4,714	600,705
Tanger, Inc.	19,801	647,889
UMH Properties, Inc.	34,838	544,518
VICI Properties, Inc.	18,415	517,093
Welltower, Inc.	3,916	737,618
WP Carey, Inc.	8,991	627,122
		26,455,757
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $43,990,428)		45,393,995

COMMON STOCKS - 2.6%	Shares	Value
Singapore - 1.2%
Stoneweg Europe Stapled Trust	314,039	591,873

Turkey - 1.4%
Ronesans Gayrimenkul Yatirim AS	177,488	659,963
TOTAL COMMON STOCKS (Cost $1,195,371)		1,251,836

SHORT-TERM INVESTMENTS – 4.2%	Shares	Value
Money Market Funds - 4.2%
First American Treasury Obligations Fund - Class X, 3.60% (c)	2,026,440	2,026,440
TOTAL SHORT-TERM INVESTMENTS (Cost $2,026,440)		2,026,440

TOTAL INVESTMENTS - 99.8% (Cost $47,212,239)		48,672,271
Other Assets in Excess of Liabilities - 0.2%		111,454
TOTAL NET ASSETS - 100.0%		$48,783,725

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of January 31, 2026.

Summary of Fair Value Disclosure as of January 31, 2026 (Unaudited)

Cambria Global Real Estate ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Real Estate Investment Trusts	$45,393,995	$–	$–	$45,393,995
Common Stocks	1,251,836	–	–	1,251,836
Money Market Funds	2,026,440	–	–	2,026,440
Total Investments	$48,672,271	$–	$–	$48,672,271

Refer to the Schedule of Investments for further disaggregation of investment categories.

Sector Classification as of January 31, 2026
(% of Total Investments)
Real Estate	$46,645,831	100.0	%(a)
	$46,645,831	100.0%

Percentages are stated as a percent of total investments, excluding short-term investments.

(a)	To the extent that the Fund invests a significant portion of its assets in securities of companies of a single sector, it is more likely to be impacted by events or conditions affecting the sector.